Property, Plant and Equipment, Net (Schedule of Composition of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 667,642	$ 635,088
Additions	[1]	103,358	(1,005)
Disposals		(9,565)	(9,937)
Reclassification			(11,268)	[2]
Differences in translation reserves		57,126	54,764
Balance at end of year		818,561	667,642
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		819,790	748,123
Additions	[1]	135,077	29,701
Disposals		(13,804)	(10,339)
Reclassification			(11,809)	[2]
Differences in translation reserves		67,838	64,114
Balance at end of year		1,008,901	819,790
Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		152,148	113,035
Additions	[1]	31,719	30,706
Disposals		(4,239)	(402)
Reclassification			(541)	[2]
Differences in translation reserves		10,712	9,350
Balance at end of year		190,340	152,148
Roads, buildings and leasehold improvements [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		41,952	43,261
Additions	[1]	193	199
Disposals
Reclassification		26,000	(4,679)	[2]
Differences in translation reserves		4,077	3,171
Balance at end of year		72,222	41,952
Roads, buildings and leasehold improvements [member] | Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		9,883	8,059
Additions	[1]	2,114	1,544
Disposals
Reclassification			(277)	[2]
Differences in translation reserves		802	557
Balance at end of year		12,799	9,883
Facilities, machinery and equipment [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		499,948	465,627
Additions	[1]	4,902	1,428
Disposals		(4,170)	(296)
Reclassification		208,931	(7,130)	[2]
Differences in translation reserves		54,217	40,319
Balance at end of year		763,828	499,948
Facilities, machinery and equipment [member] | Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		140,626	103,570
Additions	[1]	29,341	28,903
Disposals		(4,170)	(319)
Reclassification			(264)	[2]
Differences in translation reserves		9,836	8,736
Balance at end of year		175,633	140,626
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		654	491
Additions	[1]	179	145
Disposals		(63)	(23)
Reclassification				[2]
Differences in translation reserves		(7)	41
Balance at end of year		763	654
Computers [Member] | Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		410	310
Additions	[1]	140	108
Disposals		(63)	(23)
Reclassification				[2]
Differences in translation reserves		24	15
Balance at end of year		511	410
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,047	1,026
Additions	[1]	60	14
Disposals		(6)	(21)
Reclassification				[2]
Differences in translation reserves		31	28
Balance at end of year		1,132	1,047
Office furniture and equipment [Member] | Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		722	691
Additions	[1]	29	44
Disposals		(6)	(22)
Reclassification				[2]
Differences in translation reserves		12	9
Balance at end of year		757	722
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		239,934	207,017
Additions	[1]	113,434	14,874
Disposals
Reclassification		(234,931)		[2]
Differences in translation reserves		8,679	18,043
Balance at end of year		127,116	239,934
Others [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		36,255	30,701
Additions	[1]	16,309	13,041
Disposals		(9,565)	(9,999)
Reclassification				[2]
Differences in translation reserves		841	2,512
Balance at end of year		43,840	36,255
Others [Member] | Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		507	405
Additions	[1]	95	107
Disposals			(38)
Reclassification				[2]
Differences in translation reserves		38	33
Balance at end of year		$ 640	$ 507

[1]	Additions in respect of assets under construction are presented net of agreed compensation from the construction contractor. Refer to Note 19.B.b for further details.
[2]	Reclassified to Right-of-use assets after initial application of IFRS 16. Refer to Note 18 Right-of-use assets.